Condensed Financial Information of the Parent Company (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 62,434	$ 63,834	$ 89,793	$ 106,517
Prepaid expenses and other receivables	1,372	958
Total current assets	134,239	128,494
Total assets	211,355	202,927
Current liabilities
Accrued expenses and other payables	8,597	9,647
Total current liabilities	66,264	58,138
Total liabilities	81,689	66,422
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 eachIssued and outstanding: nil	0	0
Common stockAuthorized: 100,000,000 shares at par value of $0.001 eachIssued and outstanding: 57,011,761 (2015 - 56,906,561)	57	57
Additional paid-in capital	112,668	109,944
Accumulated other comprehensive income	168	8,182
Retained earnings	(11,914)	(9,980)
Total shareholders' equity	115,767	121,653
Total liabilities and equity	211,355	202,927
Parent Company
Current assets
Cash and cash equivalents	813	331
Prepaid expenses and other receivables	405	70
Amount due from subsidiaries	69,635	66,782
Dividend receivables	21,280	21,280
Total current assets	92,133	88,463
Investment in subsidiaries	35,210	39,334
Total assets	127,343	127,797
Current liabilities
Accrued expenses and other payables	1,056	666
Amount due to subsidiaries	10,520	5,478
Total current liabilities	11,576	6,144
Total liabilities	11,576	6,144
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 eachIssued and outstanding: nil	0	0
Common stockAuthorized: 100,000,000 shares at par value of $0.001 eachIssued and outstanding: 57,011,761 (2015 - 56,906,561)	57	57
Additional paid-in capital	112,668	109,944
Accumulated other comprehensive income	168	8,182
Retained earnings	2,874	3,470
Total shareholders' equity	115,767	121,653
Total liabilities and equity	$ 127,343	$ 127,797